Annual Fund Operating Expenses - TBG Dividend Focus ETF - TBG Dividend Focus ETF Class	Nov. 30, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.59%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.59%
Fee Waiver or Reimbursement	(0.14%)	[1]
Net Expenses (as a percentage of Assets)	0.45%

[1]	The Fund’s investment adviser has contractually agreed to reduce its management fee from 0.59% to 0.45% of the Fund’s average daily net assets. The waiver will remain in place until November 30, 2027, unless terminated sooner by the Board of Trustees.